Document And Entity Information	6 Months Ended
Feb. 28, 2023
Document Information Line Items
Entity Registrant Name	Meta Data Limited
Document Type	6-K
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001722380
Document Period End Date	Feb. 28, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-38430